Net Loss per Share	12 Months Ended
Dec. 31, 2022
Net Loss per Share [Abstract]
Net Loss per Share
17. Net Loss per Share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of the Company	(798,462)	(895,388)	(720,927)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(954,327)	(100,267)	(6,105)

Net loss attributable to ordinary shareholders of the Company	(1,752,789)	(995,655)	(727,032)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	112,864,452	121,650,907	123,597,604
Weighted average number of ordinary shares/ADSs outstanding, diluted	112,864,452	121,650,907	123,597,604

Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic	(7.07)	(7.36)	(5.83)

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic	(8.46)	(0.82)	(0.05)

Net loss per share/ADS, basic	(15.53)	(8.18)	(5.88)

Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted	(7.07)	(7.36)	(5.83)

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted	(8.46)	(0.82)	(0.05)

Net loss per share/ADS, diluted	(15.53)	(8.18)	(5.88)

Basic and diluted loss per share are computed using the weighted average number of ordinary shares/ADS outstanding during the period.
Options for the purchase of 6,363,378, 3,685,694 and 1,443,041 ordinary shares as of December 31, 2020, 2021 and 2022, respectively, were excluded from the computation of diluted net loss per share for the years then ended because of their anti-dilutive effect.